Condensed Consolidated Interim Statements of Financial Position (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (note 4(a))	$ 17,944	$ 10,631
Investments (note 4(b))	520	798
Prepaid expenses and other assets	593	396
Total current assets	19,057	11,825
Non-current assets
Property and equipment	231	142
Total non-current assets	231	142
Total assets	19,288	11,967
Current liabilities
Accounts payable and accrued liabilities	2,401	1,765
Total current liabilities	2,401	1,765
Shareholders’ equity:
Common shares (note 6)	253,081	231,923
Stock options (note 7)	9,065	6,456
Contributed surplus	22,909	22,909
Accumulated other comprehensive loss	(4,298)	(4,298)
Deficit	(263,870)	(246,788)
Total shareholders’ equity	16,887	10,202
Total liabilities and shareholders’ equity	$ 19,288	$ 11,967